Insurance Proceeds (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Proceeds
Deductible period under business interruption insurance		14 days
Period of coverage under business interruption insurance		180 days
Loss of hire insurance payments recorded as a component of total revenues			$ 450	$ 5,176
Net vessel operating expense		$ 60,129	$ 56,730	46,709
Raquel Knutsen
Insurance Proceeds
Deductible period under business interruption insurance		14 days	14 days
Period of coverage under business interruption insurance		180 days	180 days
Raquel Knutsen | Propeller Hub Damage
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues				3,400
Recoveries for repairs				3,900
Cost of repairs				4,200
Net vessel operating expense				300
Carmen Knutsen
Insurance Proceeds
Special survey drydocking period	5 years
Deductible period under business interruption insurance	14 days
Carmen Knutsen | Technical Default in Controllable Pitch Propeller
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues			$ 450	1,750
Recoveries for repairs			2,250
Cost of repairs			150	$ 2,400
Net vessel operating expense			$ 300